LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES (Details 7) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Delinquent and Non-Accrual Loans
Delinquent borrowers' classification, period past due	30 days
Threshold for loans placed on non-accrual of interest income	90 days
Period of repayment performance for non-accrual loans to return to an accrual status	6 months
Recorded investment in loans receivable by class that were 30 days or more past due
30 to 59 Days Past Due	$ 4,179,503	$ 5,202,946
60 to 89 Days Due	2,068,863	4,479,828
90 Days or More Past Due	14,050,159	16,450,827
Total Past Due	20,298,525	26,133,601
Current	986,675,857	966,710,635
Total Loans Receivable	1,006,974,382	992,844,236
90 Days or More And Still Accruing	4,278,495
Nonaccrual	27,768,149	47,643,101
Residential real estate
Recorded investment in loans receivable by class that were 30 days or more past due
30 to 59 Days Past Due	4,135,816	4,772,974
60 to 89 Days Due	1,784,028	4,405,920
90 Days or More Past Due	6,195,299	7,408,077
Total Past Due	12,115,143	16,586,971
Current	355,958,065	382,145,936
Total Loans Receivable	368,073,208	398,732,907
Nonaccrual	18,902,743	27,313,139
Residential real estate first mortgage
Recorded investment in loans receivable by class that were 30 days or more past due
30 to 59 Days Past Due	2,661,510	2,567,694
60 to 89 Days Due	1,033,315	3,229,337
90 Days or More Past Due	4,618,113	5,792,387
Total Past Due	8,312,938	11,589,418
Current	204,993,105	200,183,277
Total Loans Receivable	213,306,043	211,772,695
Nonaccrual	14,593,039	21,635,255
Residential real estate second mortgage
Recorded investment in loans receivable by class that were 30 days or more past due
30 to 59 Days Past Due	172,686	264,540
60 to 89 Days Due	44,601	273,642
90 Days or More Past Due	366,645	433,195
Total Past Due	583,932	971,377
Current	42,743,577	41,277,730
Total Loans Receivable	43,327,509	42,249,107
Nonaccrual	1,510,637	2,257,475
Home equity lines of credit
Recorded investment in loans receivable by class that were 30 days or more past due
30 to 59 Days Past Due	1,301,620	1,940,740
60 to 89 Days Due	706,112	902,941
90 Days or More Past Due	1,210,541	1,182,495
Total Past Due	3,218,273	4,026,176
Current	108,221,383	140,684,929
Total Loans Receivable	111,439,656	144,711,105
Nonaccrual	2,799,067	3,420,409
Commercial real estate
Recorded investment in loans receivable by class that were 30 days or more past due
30 to 59 Days Past Due	43,132	424,505
60 to 89 Days Due	281,672	69,756
90 Days or More Past Due	7,837,873	8,892,889
Total Past Due	8,162,677	9,387,150
Current	627,975,488	582,044,114
Total Loans Receivable	636,138,165	591,431,264
90 Days or More And Still Accruing	4,278,495
Nonaccrual	8,758,681	20,185,027
Land acquisition and development
Recorded investment in loans receivable by class that were 30 days or more past due
30 to 59 Days Past Due		110,308
90 Days or More Past Due	4,278,495	39,009
Total Past Due	4,278,495	149,317
Current	36,234,753	47,186,229
Total Loans Receivable	40,513,248	47,335,546
90 Days or More And Still Accruing	4,278,495
Nonaccrual	43,706	39,009
Real estate construction and development
Recorded investment in loans receivable by class that were 30 days or more past due
30 to 59 Days Past Due	18,957
90 Days or More Past Due		357,643
Total Past Due	18,957	357,643
Current	20,506,816	21,535,974
Total Loans Receivable	20,525,773	21,893,617
Nonaccrual	38,439	388,767
Commercial & multi-family real estate
Recorded investment in loans receivable by class that were 30 days or more past due
30 to 59 Days Past Due		290,776
60 to 89 Days Due	278,163	69,756
90 Days or More Past Due	3,108,453	8,230,195
Total Past Due	3,386,616	8,590,727
Current	344,732,193	315,502,338
Total Loans Receivable	348,118,809	324,093,065
Nonaccrual	6,039,604	14,155,739
Commercial & industrial
Recorded investment in loans receivable by class that were 30 days or more past due
30 to 59 Days Past Due	24,175	23,421
60 to 89 Days Due	3,509
90 Days or More Past Due	450,925	266,042
Total Past Due	478,609	289,463
Current	226,501,726	197,819,573
Total Loans Receivable	226,980,335	198,109,036
Nonaccrual	2,636,932	5,601,512
Consumer and other
Recorded investment in loans receivable by class that were 30 days or more past due
30 to 59 Days Past Due	555	5,467
60 to 89 Days Due	3,163	4,152
90 Days or More Past Due	16,987	149,861
Total Past Due	20,705	159,480
Current	2,742,304	2,520,585
Total Loans Receivable	2,763,009	2,680,065
Nonaccrual	$ 106,725	$ 144,935